N-2	Sep. 16, 2024
Cover [Abstract]
Entity Central Index Key	0001604174
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	EAGLE POINT CREDIT COMPANY INC.
Entity Address, Address Line One	600 Steamboat Road, Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	600 Steamboat Road, Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
Contact Personnel Name	Thomas P. Majewski